Recorded Investment and Unpaid Principal Balances for Impaired Loans with Associated Allowance Amount (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 19,401	$ 17,422	$ 15,529
Unpaid Principal Balance	20,230	18,372	15,529
Related Allowance	2,832	3,626	1,774
Average Recorded Investment	15,619	8,831	10,266
Interest Income Recognized	179	0	0
With no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment		0
Unpaid Principal Balance		0
Related Allowance		0
Average Recorded Investment		0
Interest Income Recognized		0
With no related allowance recorded | Construction and development
Financing Receivable, Impaired [Line Items]
Recorded Investment		1,105
Unpaid Principal Balance		1,105
Related Allowance		0
Average Recorded Investment		356
Interest Income Recognized		0
With no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,571	6,364	5,775
Unpaid Principal Balance	11,400	7,314	5,775
Related Allowance	0	0	0
Average Recorded Investment	7,924	882	444
Interest Income Recognized	179	0	0
With no related allowance recorded | Residential real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,067	276
Unpaid Principal Balance	1,067	276
Related Allowance	0	0
Average Recorded Investment	633	64
Interest Income Recognized	0	0
With an allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,153
Unpaid Principal Balance	1,153
Related Allowance	353
Average Recorded Investment	89
Interest Income Recognized	0
With an allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,610	9,677	9,754
Unpaid Principal Balance	6,610	9,677	9,754
Related Allowance	2,479	3,626	1,774
Average Recorded Investment	6,973	7,529	9,822
Interest Income Recognized	$ 0	$ 0	$ 0